Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

20. Subsequent Event

On or about June 27, 2012, the Company expects to file a registration statement on Form S-3 with the Securities and Exchange Commission. Under this registration statement, Koppers Holdings may sell a combination of securities, including common stock, debt securities, preferred stock, depository shares, warrants and units, from time to time in one or more offerings. In addition, Koppers Inc. may sell debt securities from time to time under the registration statement. Debt securities may be fully and unconditionally guaranteed, on a joint and several basis, by Koppers Holdings, Koppers Inc. and/or other guarantor subsidiaries which will correspond to certain subsidiaries in the United States, Europe and Australia. The non-guarantor subsidiaries consist of certain subsidiaries in the United States, China, India and Mauritius. The guarantor subsidiaries that issue guarantees, if any, will be determined when a debt offering actually occurs under the registration statement and accordingly, the condensed consolidated financial information for subsidiary guarantors will be revised to identify the subsidiaries that actually provided guarantees.

Separate condensed consolidating financial statement information for the parent, Koppers Inc., domestic guarantor subsidiaries, foreign guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 is as follows:

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$211.8	$22.4	$124.4	$38.8	$(16.5)	$380.9
Cost of sales including depreciation and amortization	0.0	189.5	16.3	106.5	36.4	(15.0)	333.7
Selling, general and administrative	0.4	10.5	0.4	5.8	0.9	0.0	18.0

Operating profit (loss)	(0.4)	11.8	5.7	12.1	1.5	(1.5)	29.2
Other income (expense)	15.9	0.0	0.3	0.0	0.4	(15.9)	0.7
Interest expense (income)	0.1	6.7	0.0	1.0	0.6	(1.5)	6.9
Income taxes	(0.2)	5.1	0.1	2.0	0.2	0.0	7.2

Income from continuing operations	15.6	0.0	5.9	9.1	1.1	(15.9)	15.8
Discontinued operations	0.0	(0.1)	0.0	0.2	0.0	0.0	0.1
Noncontrolling interests	0.0	0.0	0.0	0.0	0.3	0.0	0.3

Net income attributable to Koppers	$15.6	$(0.1)	$5.9	$9.3	$0.8	$(15.9)	$15.6

Comprehensive income attributable to Koppers	$22.3	$1.1	$7.7	$13.5	$0.9	$(23.2)	$22.3

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$189.2	$18.9	$108.8	$36.3	$(11.7)	$341.5
Cost of sales including depreciation and amortization	0.0	175.9	13.5	89.4	33.9	(10.2)	302.5
Selling, general and administrative	0.3	9.6	0.5	6.4	0.9	0.0	17.7

Operating profit (loss)	(0.3)	3.7	4.9	13.0	1.5	(1.5)	21.3
Other income (expense)	9.0	0.0	0.0	(0.1)	0.1	(9.0)	0.0
Interest expense (income)	(0.1)	6.9	0.0	1.1	0.3	(1.3)	6.9
Income taxes	(0.1)	2.1	0.0	3.1	0.1	0.0	5.2

Income from continuing operations	8.9	(5.3)	4.9	8.7	1.2	(9.2)	9.2
Discontinued operations	0.0	0.0	0.0	(0.2)	0.0	0.0	(0.2)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.1	0.0	0.1

Net income attributable to Koppers	$8.9	$(5.3)	$4.9	$8.5	$1.1	$(9.2)	$8.9

Comprehensive income attributable to Koppers	$16.6	$(4.4)	$5.8	$14.5	$1.3	$(17.2)	$16.6

Condensed Consolidating Balance Sheet

March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$40.0	$2.6	$0.0	$42.6
Accounts receivable, net	5.8	113.1	301.3	81.1	19.1	(328.0)	192.4
Inventories, net	0.0	99.0	0.0	71.1	8.2	(0.1)	178.2
Deferred tax assets	0.0	10.9	(1.5)	0.0	0.2	0.0	9.6
Other current assets	0.0	7.2	0.3	9.9	14.5	0.0	31.9

Total current assets	5.8	230.2	300.1	202.1	44.6	(328.1)	454.7
Equity investments	111.7	77.1	26.5	19.8	4.2	(233.9)	5.4
Property, plant and equipment, net	0.0	100.3	0.0	38.0	15.4	0.0	153.7
Goodwill	0.0	39.8	0.0	31.9	1.3	0.0	73.0
Deferred tax assets	0.0	41.2	(10.5)	12.4	(1.6)	0.0	41.5
Other noncurrent assets	0.0	17.7	126.9	6.8	37.2	(162.8)	25.8

Total assets	$117.5	$506.3	$443.0	$311.0	$101.1	$(724.8)	$754.1

LIABILITIES AND EQUITY
Accounts payable	$0.1	$353.4	$15.3	$36.7	$18.8	$(327.7)	$96.6
Accrued liabilities	4.9	30.2	(0.9)	26.4	5.9	0.0	66.5

Total current liabilities	5.0	383.6	14.4	63.1	24.7	(327.7)	163.1
Long-term debt	0.0	413.0	0.0	64.5	0.0	(163.2)	314.3
Other long-term liabilities	0.0	116.6	2.5	26.1	6.3	0.0	151.5

Total liabilities	5.0	913.2	16.9	153.7	31.0	(490.9)	628.9
Koppers shareholders’ equity	112.5	(406.9)	426.1	157.3	57.4	(233.9)	112.5
Noncontrolling interests	0.0	0.0	0.0	0.0	12.7	0.0	12.7

Total liabilities and equity	$117.5	$506.3	$443.0	$311.0	$101.1	$(724.8)	$754.1

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$45.1	$9.0	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	65.5	13.7	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	77.2	7.0	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	12.0	14.4	0.0	33.5

Total current assets	5.5	204.9	282.8	199.8	44.2	(309.8)	427.4
Equity investments	93.9	77.1	26.3	19.3	3.9	(215.6)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	37.8	15.8	0.0	155.6
Goodwill	0.0	39.8	0.0	31.0	1.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.7	(1.6)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	6.7	37.7	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.8	$44.4	$13.2	$(309.9)	$102.1
Accrued liabilities	4.5	27.2	(0.8)	30.5	6.9	0.0	68.3

Total current liabilities	4.6	371.7	9.0	74.9	20.1	(309.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	6.3	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	25.8	6.1	0.1	151.0

Total liabilities	4.6	889.0	11.5	163.4	32.5	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	143.9	56.4	(215.6)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$5.6	$(9.4)	$0.0	$(5.6)	$(6.4)	$0.0	$(15.8)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(2.7)	0.0	(0.7)	0.0	0.0	(3.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.2	0.0	0.0	0.2

Net cash provided by (used in) investing activities	0.0	(2.7)	0.0	(0.5)	0.0	0.0	(3.2)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	12.1	0.0	0.0	0.0	0.0	12.1
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	(1.1)	0.0	0.0	0.0	0.0	0.0	(1.1)

Net cash provided by (used in) financing activities	(5.6)	12.1	0.0	0.0	0.0	0.0	6.5
Effect of exchange rates on cash	0.0	0.0	0.0	1.0	0.0	0.0	1.0

Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0	(5.1)	(6.4)	0.0	(11.5)
Cash and cash equivalents at beginning of year	0.0	0.0	0.0	45.1	9.0	0.0	54.1

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$40.0	$2.6	$0.0	$42.6

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$4.6	$(28.7)	$0.0	$17.7	$(3.1)	$0.0	$(9.5)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(3.6)	0.0	(1.4)	0.0	0.0	(5.0)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) investing activities	0.0	(3.6)	0.0	(1.4)	0.0	0.0	(5.0)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(0.1)	24.5	0.0	(0.9)	0.1	0.0	23.6
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) financing activities	(4.6)	24.0	0.0	(0.9)	0.1	0.0	18.6
Effect of exchange rates on cash	0.0	(0.1)	0.0	1.1	0.1	0.0	1.1

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	16.5	(2.9)	0.0	5.2
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	17.0	9.9	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$33.5	$7.0	$0.0	$40.5

21. Subsequent events

On February 18, 2012, a leak of material from a storage tank containing coal tar pitch was detected at its terminal facility in Portland, Victoria, Australia. All of the coal tar pitch was contained within the tank farm area and no release of material to water or soil occurred. The Company currently estimates the financial effect of the event is approximately $5.0 million. The facility is part of the Carbon Materials & Chemicals segment.

On February 14, 2012, the Company announced its intention to close its wood treating facility in Grenada, Mississippi effective on or around July 31, 2012. The Company estimates that it will incur charges of approximately $2.5 million over the next two years to close this facility which is part of the Railroad & Utility Products segment.

On or about June 27, 2012, the Company expects to file a registration statement on Form S-3 with the Securities and Exchange Commission. Under this registration statement, Koppers Holdings may sell a combination of securities, including common stock, debt securities, preferred stock, depository shares, warrants and units from time to time in one or more offerings. In addition, Koppers Inc. may sell debt securities from time to time under the registration statement. Debt securities may be fully and unconditionally guaranteed, on a joint and several basis, by Koppers Holdings, Koppers Inc. and/or other guarantor subsidiaries which will correspond to certain subsidiaries in the United States, Europe and Australia. The non-guarantor subsidiaries consist of certain subsidiaries in the United States, China, India and Mauritius. The guarantor subsidiaries that issue guarantees, if any, will be determined when a debt offering actually occurs under the registration statement and accordingly, the condensed consolidated financial information for subsidiary guarantors will be revised to identify the subsidiaries that actually provided guarantees.

Separate condensed consolidating financial statement information for the parent, Koppers Inc., domestic guarantor subsidiaries, foreign guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 is as follows:

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$854.1	$72.6	$443.6	$147.0	$(51.1)	$1,466.2
Cost of sales including depreciation and amortization	(7.8)	762.9	41.6	363.7	138.5	(29.7)	1,269.2
Selling, general and administrative	1.2	41.6	1.8	26.2	3.5	0.0	74.3

Operating profit (loss)	6.6	49.6	29.2	53.7	5.0	(21.4)	122.7
Other income (expense)	29.9	0.3	0.0	(0.3)	0.7	(29.9)	0.7
Interest expense (income)	0.0	27.5	(0.1)	4.9	0.5	(5.6)	27.2
Income taxes	(0.4)	7.7	0.8	28.7	1.9	0.0	38.7

Income from continuing operations	36.9	14.7	28.5	19.8	3.3	(45.7)	57.5
Discontinued operations	0.0	0.0	0.0	(19.9)	0.0	0.0	(19.9)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.7	0.0	0.7

Net income attributable to Koppers	$36.9	$14.7	$28.5	$(0.1)	$2.6	$(45.7)	$36.9

Comprehensive income attributable to Koppers	$18.9	$1.1	$28.0	$(5.1)	$3.5	$(27.5)	$18.9

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$721.2	$45.8	$358.5	$105.9	$(40.9)	$1,190.5
Cost of sales including depreciation and amortization	0.0	657.7	19.1	286.0	94.9	(27.7)	1,030.0
Selling, general and administrative	1.6	32.2	3.3	21.4	3.9	0.0	62.4

Operating profit (loss)	(1.6)	31.3	23.4	51.1	7.1	(13.2)	98.1
Other income (expense)	45.0	0.2	(0.4)	2.4	0.3	(45.0)	2.5
Interest expense (income)	(0.2)	27.9	0.0	4.4	0.0	(5.0)	27.1
Income taxes	(0.5)	1.5	12.2	13.3	2.4	0.0	28.9

Income from continuing operations	44.1	2.1	10.8	35.8	5.0	(53.2)	44.6
Discontinued operations	0.0	0.0	(0.2)	0.1	0.0	0.0	(0.1)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.4	0.0	0.4

Net income attributable to Koppers	$44.1	$2.1	$10.6	$35.9	$4.6	$(53.2)	$44.1

Comprehensive income attributable to Koppers	$54.6	$1.8	$18.9	$40.3	$5.1	$(66.1)	$54.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$709.1	$33.0	$306.4	$79.3	$(52.6)	$1,075.2
Cost of sales including depreciation and amortization	0.0	640.9	(3.7)	248.8	67.0	(28.8)	924.2
Selling, general and administrative	1.8	28.8	3.0	19.7	4.0	0.0	57.3

Operating profit (loss)	(1.8)	39.4	33.7	37.9	8.3	(23.8)	93.7
Other income (expense)	40.2	0.5	(0.3)	0.9	(1.3)	(40.2)	(0.2)
Interest expense (income)	31.1	28.5	0.0	4.2	(0.1)	(5.0)	58.7
Income taxes	(11.5)	2.0	11.0	9.7	2.2	0.0	13.4

Income from continuing operations	18.8	9.4	22.4	24.9	4.9	(59.0)	21.4
Discontinued operations	0.0	(0.3)	0.0	0.3	0.0	0.0	0.0
Noncontrolling interests	0.0	0.0	0.0	0.0	2.6	0.0	2.6

Net income attributable to Koppers	$18.8	$9.1	$22.4	$25.2	$2.3	$(59.0)	$18.8

Comprehensive income attributable to Koppers	$43.5	$12.2	$35.0	$39.1	$1.4	$(87.7)	$43.5

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$45.1	$9.0	$0.0	$54.1
Accounts receivable, net	5.5	112.6	284.0	65.5	13.7	(309.8)	171.5
Inventories, net	0.0	74.8	0.0	77.2	7.0	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	12.0	14.4	0.0	33.5

Total current assets	5.5	204.9	282.8	199.8	44.2	(309.8)	427.4
Equity investments	93.9	77.1	26.3	19.3	3.9	(215.6)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	37.8	15.8	0.0	155.6
Goodwill	0.0	39.8	0.0	31.0	1.3	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.7	(1.6)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.3	6.7	37.7	(167.7)	26.4

Total assets	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.8	$44.4	$13.2	$(309.9)	$102.1
Accrued liabilities	4.5	27.2	(0.8)	30.5	6.9	0.0	68.3

Total current liabilities	4.6	371.7	9.0	74.9	20.1	(309.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	6.3	(167.7)	302.1
Other long-term liabilities	0.0	116.5	2.5	25.8	6.1	0.1	151.0

Total liabilities	4.6	889.0	11.5	163.4	32.5	(477.5)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.4	143.9	56.4	(215.6)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.9	$307.3	$101.3	$(693.1)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$8.4	$0.0	$17.0	$9.9	$0.0	$35.3
S-T investments & restricted cash	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net	16.6	80.3	460.9	63.3	44.2	(524.5)	140.8
Inventories, net	0.0	78.3	1.2	76.4	9.5	0.0	165.4
Deferred tax assets	0.0	7.4	(1.5)	0.0	0.0	0.0	5.9
Other current assets	0.0	6.9	0.3	14.3	1.5	0.0	23.0

Total current assets	16.6	181.3	460.9	171.0	65.1	(524.5)	370.4
Equity investments	76.7	77.1	26.2	19.4	3.9	(198.6)	4.7
Property, plant and equipment, net	0.0	94.7	0.0	57.6	15.9	0.0	168.2
Goodwill	0.0	39.5	0.0	31.3	1.3	0.0	72.1
Deferred tax assets	0.0	65.4	(43.8)	5.9	(1.4)	0.0	26.1
Other noncurrent assets	0.0	21.6	0.0	4.7	1.3	0.1	27.7

Total assets	$93.3	$479.6	$443.3	$289.9	$86.1	$(723.0)	$669.2

LIABILITIES AND EQUITY
Accounts payable	$0.0	$492.5	$15.1	$94.7	$10.0	$(524.4)	$87.9
Accrued liabilities	4.6	(6.3)	34.8	21.7	5.7	0.0	60.5
Short-term debt and current portion of long-term debt	0.0	0.1	0.0	0.8	0.1	0.0	1.0

Total current liabilities	4.6	486.3	49.9	117.2	15.8	(524.4)	149.4
Long-term debt	0.0	295.4	0.0	0.0	0.0	0.0	295.4
Other long-term liabilities	0.0	99.6	3.0	15.7	6.2	0.0	124.5

Total liabilities	4.6	881.3	52.9	132.9	22.0	(524.4)	569.3
Koppers shareholders’ equity	88.7	(401.7)	390.4	157.0	52.9	(198.6)	88.7
Noncontrolling interests	0.0	0.0	0.0	0.0	11.2	0.0	11.2

Total liabilities and equity	$93.3	$479.6	$443.3	$289.9	$86.1	$(723.0)	$669.2

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.1	$9.5	$0.0	$37.9	$11.4	$0.0	$76.9
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(24.5)	0.0	(8.6)	(0.7)	0.0	(33.8)
Loan to related party	0.0	0.0	0.0	0.0	(11.7)	0.0	(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.7	0.0	0.1	0.0	0.0	0.8

Net cash (used in) investing activities	0.0	(23.8)	0.0	(8.5)	(12.4)	0.0	(44.7)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	6.3	0.0	(0.9)	0.0	0.0	5.4
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(18.1)	0.0	0.0	0.0	(0.1)	0.0	(18.2)

Net cash provided by (used in) financing activities	(18.1)	5.8	0.0	(0.9)	(0.1)	0.0	(13.3)
Effect of exchange rates on cash	0.0	0.1	0.0	(0.4)	0.2	0.0	(0.1)

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	28.1	(0.9)	0.0	18.8
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	17.0	9.9	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$45.1	$9.0	$0.0	$54.1

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.7	$75.2	$0.0	$9.1	$6.8	$(4.5)	$105.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(35.0)	0.0	(30.0)	(0.4)	0.0	(65.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.2	0.0	1.7	0.1	0.0	2.0

Net cash (used in) investing activities	0.0	(34.8)	0.0	(28.3)	(0.3)	0.0	(63.4)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	(40.2)	0.0	0.0	0.0	0.0	(40.2)
Deferred financing costs	0.0	(0.4)	0.0	0.0	0.0	0.0	(0.4)
Dividends paid	(18.1)	(4.5)	0.0	0.0	(5.0)	4.5	(23.1)
Stock issued (repurchased)	(0.8)	0.2	0.0	0.0	0.0	0.0	(0.6)

Net cash provided by (used in) financing activities	(18.9)	(44.9)	0.0	0.0	(5.0)	4.5	(64.3)
Effect of exchange rates on cash	0.0	0.0	0.0	(0.7)	0.0	0.0	(0.7)

Net increase (decrease) in cash and cash equivalents	(0.2)	(4.5)	0.0	(19.9)	1.5	0.0	(23.1)
Cash and cash equivalents at beginning of year	0.2	12.9	0.0	36.9	8.4	0.0	58.4

Cash and cash equivalents at end of period	$0.0	$8.4	$0.0	$17.0	$9.9	$0.0	$35.3

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$231.8	$90.7	$0.0	$19.5	$3.0	$(232.7)	$112.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(15.0)	0.0	(3.7)	(1.5)	0.0	(20.2)
Net cash proceeds (payments) from divestitures and asset sales	0.0	(0.7)	0.0	0.1	0.0	0.0	(0.6)

Net cash (used in) investing activities	0.0	(15.7)	0.0	(3.6)	(1.5)	0.0	(20.8)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(213.6)	142.8	0.0	0.0	0.0	0.0	(70.8)
Deferred financing costs	0.0	(8.1)	0.0	0.0	0.0	0.0	(8.1)
Dividends paid	(18.0)	(232.7)	0.0	0.0	0.0	232.7	(18.0)

Net cash provided by (used in) financing activities	(231.6)	(98.0)	0.0	0.0	0.0	232.7	(96.9)
Effect of exchange rates on cash	0.0	(1.6)	0.0	2.3	0.0	0.0	0.7

Net increase (decrease) in cash and cash equivalents	0.2	(24.6)	0.0	18.2	1.5	0.0	(4.7)
Cash and cash equivalents at beginning of year	0.0	37.5	0.0	18.7	6.9	0.0	63.1

Cash and cash equivalents at end of period	$0.2	$12.9	$0.0	$36.9	$8.4	$0.0	$58.4